Leases (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of quantitative information about right-of-use assets [abstract]
Summary of the carrying amounts of right-of-use assets recognized and the movements
Set out below are the carrying amounts of
right-of-use
assets recognized and the movements during the six months ended June 30, 2025 a nd
2024:

	Right-of-use assets

In thousands of soles	2025	2024
Balances as of January 1,	131,062	139,386
Additions of right-of-use assets (a)	774	4,653
Transfers to property, furniture and equipment net of depreciation	-	(1,035)
Depreciation	(13,855)	(13,608)
Write-off (b)	-	(59)
Exchange difference	700	(1,569)

Balance as of June 30,	118,681	127,768

(a)
During the six months ended June 30, 2025, the additions of the Group mainly corresponds to new lease agreements for use of commercial offices, health centers and equipment for medical use. The Group recognized S/ 774 thousand of right-of-use
asset and lease liability (as of June 30, 2024 the Group recognized S/ 4,653 thousand of right-of-use
asset and lease liability).

(b)	During the six months ended June 30, 2024, the write-off corresponds to a medical equipment incident, which was compensated.

Summary of the carrying amounts of lease liabilities
Set out below are the carrying amounts of lease liabilities and the corresponding movements during the six months ended June 30, 2025 and 2024:

	Lease liabilities

In thousands of soles	2025	2024
Balances as of January 1	147,888	158,045
Additions	774	4,653
Interest expense	5,758	6,597
Payments	(22,411)	(22,607)
Exchange difference	(3,468)	496

Balance as of June 30	128,541	147,184

Current	32,487	31,363

Non-current	96,054	115,821